SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Schedule Of Capital Assets Depreciation Method [Table Text Block]
Office equipment	-	Straight line basis over four years

Leasehold improvements	-	Straight line basis over five years